6. Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Premises and Equipment

Premises and equipment are comprised of the following:

	2014	2013

Land	$ 9,150	$ 9,150
Bank Premises	14,071	14,061
Equipment	14,201	13,355
	37,422	36,566
Less: accumulated depreciation	17,200	16,378
Construction in progress	14	-
	$ 20,236	$ 20,188

Depreciation expense was $863 and $876 for 2014 and 2013, respectively.